Commitments and Contingencies, Environmental Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrual for Environmental Loss Contingencies Roll Forward
Beginning balance	$ 20.2	$ 9.7	$ 9.6
Additional accruals	3.9	13.9	2.4
Less expenditures	(2.1)	(3.4)	(2.3)
Ending balance	22.0	20.2	9.7
Accrual for Environmental Loss Contingencies
Environmental accrual to be spent in 2012	1.2
Environmental accrual to be spent in 2013	3.6
Environmental accrual to be spent in 2014	1.8
Environmental accrual to be spent in 2015	0.8
Environmental accrual to be spent in 2016	0.6
Environmental accrual to be spent in 2017 and years thereafter	14.0
Environmental contingency loss exposure in excess of accrual	$ 21.7
Expected period related to remediation expenditures for environmental contingencies	30 years
Expected period related to excess environmental costs over current accruals	30 years
Time period within which Companys recorded estimate of its obligation may change	12 months